Business Combinations	12 Months Ended
Dec. 31, 2011
Business Combinations

6 Business Combinations

The Group accounts for business combinations using the purchase method of accounting. This method requires that the acquisition cost be allocated to the assets, including separately identifiable tangible and intangible assets, and liabilities the Group has acquired based on their estimated fair values. The Company makes estimates and judgments in determining the fair value of the acquired assets and liabilities with the assistance of independent appraisal reports as well as its experience with similar assets and liabilities in similar industries. If different judgments or assumptions were used, the amounts assigned to the individual assets acquired or liabilities assumed could be materially affected.

(a) Acquisition of Letang

On January 13, 2010, Wei Lan, a VIE of the Group, completed the acquisition of a 50.01% interest in Letang, a private Chinese company specializing in the development of mobile games, for total consideration of RMB46.5 million ($6.8 million). As a result of the acquisition, Letang became a subsidiary of Wei Lan. The primary purpose of the acquisition was to strengthen the Company’s mobile games portfolio and development capabilities.

Purchase consideration

2010
$
Cash consideration (Note (a))	3,295,115
Contingent consideration in cash (Note (b))	3,514,836

Total fair value of purchase price consideration	6,809,951

Details on the purchase consideration are as follows:

(a)	The cash consideration was paid in January 2010.

(b)	The contingent consideration payable in cash is determined based on the achievement by Letang of certain net income targets in accordance with the sales and purchase agreement for the 15-month period ended March 31, 2011 and the following 12-month period ending March 31, 2012. The above contingent consideration amounts are derived from the Company’s assessment of whether Letang will meet the certain contractually stipulated targets and the fair value is determined using the income approach through application of the discounted cash flow method. In June 2011, the Group paid RMB13.8 million ($2.1 million) as Letang met its contractually stipulated target for period January 1, 2010 to March 31, 2011. The remaining payable of RMB10.2 million ($1.6 million) was reversed in 2011, as the Group assessed that the stipulated target for period April 1, 2011 to March 31, 2012 will likely not be met.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as the date of acquisition:

2010
$
Cash	713,576
Other current assets	69,124
Fixed assets	77,326
Intangible assets	2,420,843

Total assets acquired	3,280,869

Deferred tax liabilities	283,063

Total liabilities assumed	283,063

Net assets acquired	2,997,806

Aggregate of:
Purchase consideration	6,809,951
Non-controlling interest	5,377,698

Total	12,187,649

Goodwill (Note 17)	9,189,843

The Group has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, the fair value of non-controlling interest, and the amount of goodwill recognized as of the acquisition date. The fair values of the assets acquired and liabilities assumed were determined using the income approach.

The unaudited pro forma consolidated financial information which reflects the Group’s consolidated results of operations as if the acquisition had occurred at the beginning of 2010 was not prepared due to the impracticability of estimating such impact.

(b) Acquisition of InnoForm

On March 16, 2010, the Group entered into a purchase agreement to acquire 50% of the share capital of InnoForm, a Singapore corporation specializing in the development, distribution and licensing of edutainment and entertainment products, mainly in Singapore and Malaysia. Under the terms of the agreement, the Group paid SGD 6.5 million (or $4.7 million) in cash for the transaction. On the same day, MNC International Middle East Limited (“MIMEL”), a United Arab Emirates (“UAE”) corporation, which is a subsidiary of MNC, acquired 25% of the share capital of InnoForm. The Group obtained control of InnoForm through direct voting interests and majority representation on the board of directors of InnoForm. The purpose of the acquisition was in line with the Company’s expansion strategy in the region and to enhance the Group’s content portfolio with InnoForm’s product and service offerings.

The purchase price allocation is as follows:

2010
$
Cash	1,597,420
Accounts receivable	3,328,785
Inventory	2,086,848
Other current assets	4,931,419
Fixed assets	3,143,274
Intangible assets	3,288,080
Other non-current assets	1,174,859

Total assets acquired	19,550,685

Current liabilities	12,577,366

Total liabilities assumed	12,577,366

Net assets acquired	6,973,319

Aggregate of:
Purchase consideration	4,737,880
Non-controlling interest	4,596,097

Total	9,333,977

Goodwill (Note 17)	2,360,658

On June 30, 2010, the Company subscribed for 1,002,308 shares newly issued by InnoForm for consideration of SGD 13.0 million (or $9.3 million). After the subscription, the Company’s interest in InnoForm increased to 75% and the increase in ownership was accounted for as an equity transaction. As a result of the transaction, the difference of SGD 684,119 (or $498,655) between the consideration paid by the Company and the adjustment to the carrying amount of the non-controlling interest was recognized as additional paid-in capital.

The Group has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, the fair value of non-controlling interests, and the amount of goodwill recognized as of the acquisition date. The fair values of the assets acquired and liabilities assumed were determined using the income approach.

The unaudited pro forma consolidated financial information which reflects the Group’s consolidated results of operations as if the acquisition had occurred at the beginning of 2010 was not prepared due to the impracticability of estimating such impact.

(c) Acquisition of PT Linktone

On June 10, 2010, the Company purchased a mandatory convertible bond (“MCB”) issued by PT Inti Idaman Nusantara (“IDN,” subsequently renamed PT Linktone) from the MCB seller, Starlight Ltd. (“Starlight”), a UAE Company and the MCB holder of IDN, for total consideration of $13.2 million. The MCB is interest free. On September 1, 2010, the Company converted the MCB and became a 51% interest holder of PT Linktone. As a result, PT Linktone became a consolidated subsidiary of the Company. According to the MCB purchase agreements, the Company paid $8.6 million, or 65% of the total consideration, in cash upon the transaction closing date on June 10, 2010, and paid the remaining $4.6 million, or 35% of the consideration, in August 2011.

The purchase price allocation is as follows:

2010
$
Cash	360,164
Accounts receivable	3,233,488
Other current assets	801,933
Fixed assets	383,964
Intangible assets	7,062,668

Total assets acquired	11,842,217

Current liabilities	3,207,944
Deferred tax liabilities	1,765,667
Non-current liabilities	47,405

Total liabilities assumed	5,021,016

Net assets acquired	6,821,201

Aggregate of:
Purchase consideration	13,168,568
Non-controlling interest	10,501,275

Total	23,669,843

Goodwill (Note 17)	16,848,642

The Group has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, the fair value of non-controlling interests, and the amount of goodwill recognized as of the acquisition date. The fair values of the assets acquired and liabilities assumed were determined using the income approach.

The unaudited pro forma consolidated financial information which reflects the Group’s consolidated results of operations as if the acquisition had occurred at the beginning of 2010 and 2009 was not prepared due to the impracticability of estimating such impact.

(d) Acquisition of GLD Investment Pte Ltd

On June 30, 2010, InnoForm acquired a 90% interest in GLD Investment Pte Ltd (“GLD”) from PT Global Land Development TBK (“PTGLD”) for cash consideration of SGD 90,000 ($65,601), and simultaneously subscribed for 686,470 shares newly issued by GLD for cash consideration of SGD 12.94 million ($9.3 million). As a result, InnoForm became a 98.7% interest holder of GLD after the transactions. Prior to the acquisition, 10% of GLD’s equity interest was owned by the chairman of the board of directors and CEO of the Company, and the remaining 90% equity interest was owned by PTGLD, a company owned by the management of PT Bhakti Investama TBK, intermediate holding company of MNC.

The purchase price allocation is set out below:

2010
$
Cash	9,294,802
Receivables	37,864
Building	9,438,328
Payables and accruals	(68,012)
Related-party borrowings	(9,252,532)
Non-controlling interest	(139,212)

Purchase consideration	9,311,238